IMPAIRMENT - PP&E - General Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impairment
Asset impairment	$ 0	$ 3,420	$ 751,723